Employee Benefit Plans - Net Periodic Benefit Cost (Credit) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Domestic Pension Benefits
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$ 4,121		$ 3,763		$ 3,836
Discount rate (percent)	4.25%		4.75%		5.71%
Expected rate of return on plan assets (percent)	7.25%		7.38%		7.50%
Rate of compensation increase (percent)	3.00%		3.00%		3.50%
Components of net periodic benefit cost (credit):
Service cost	63	[1]	59	[1]	64
Interest cost	170	[1]	169	[1]	174
Expected return on assets	(292)		(272)		(282)
Amortization of:
Prior service cost (credit)	(16)		(16)		(16)
Net actuarial (gain) loss	205		167		109
Settlement (gain) loss	3		0
Curtailment (gain) loss			0		5
Net periodic benefit cost (credit)	133		107		54
Foreign Pension Benefits
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	790		698		624
Discount rate (percent)	4.49%		4.97%		5.29%
Expected rate of return on plan assets (percent)	6.04%		6.30%		6.38%
Rate of compensation increase (percent)	3.49%		3.57%		4.47%
Components of net periodic benefit cost (credit):
Service cost	36	[1]	32	[1]	33
Interest cost	38	[1]	35	[1]	36
Expected return on assets	(46)		(45)		(43)
Amortization of:
Net actuarial (gain) loss	15		12		14
Defined Benefit Plan, Other Costs			0		(1)
Net periodic benefit cost (credit)	43		34		39
Domestic Healthcare Benefits
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	80		78		78
Discount rate (percent)	4.25%		4.75%		5.71%
Expected rate of return on plan assets (percent)	7.25%		7.38%		7.50%
Rate of compensation increase (percent)	3.00%		3.00%		3.50%
Components of net periodic benefit cost (credit):
Service cost	2	[1]	2	[1]	2
Interest cost	9	[1]	12	[1]	13
Expected return on assets	(6)		(6)		(6)
Amortization of:
Net initial obligation (asset)	0		3		5
Prior service cost (credit)	(10)		(2)		(1)
Net actuarial (gain) loss	12		9		3
Net periodic benefit cost (credit)	7		18		16
Foreign Healthcare Benefits
Weighted-average assumptions as of Jan. 1:
Discount rate (percent)	4.50%		5.00%		5.40%
Amortization of:
Net actuarial (gain) loss			0		(1)
Net periodic benefit cost (credit)			$ 0		$ (1)

[1]	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.